WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 94.20%

                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------
Major Capitalization - Europe -- 20.00%
----------------------------------------------------------------------------------
Altana                                     135,000   $   8,633,272         4.47%
Ares-Serono                                  4,700       7,751,708         4.01%
Roche Holding AG                               800      10,130,425         5.25%
Sanofi SA                                   68,700      12,100,655         6.27%
----------------------------------------------------------------------------------
                                                     $  38,616,060        20.00%
----------------------------------------------------------------------------------
Major Capitalization - Far East -- 10.51%
----------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                   400,000   $   6,401,482         3.32%
Eisai Co., Ltd.                            400,000       7,475,691         3.87%
Fujisawa Pharmaceutical                    500,000       6,414,951         3.32%
----------------------------------------------------------------------------------
                                                     $  20,292,124        10.51%
----------------------------------------------------------------------------------
Major Capitalization - North America -- 35.75%
----------------------------------------------------------------------------------
Biochem Pharma, Inc.(1)                    211,000   $   5,182,688         2.69%
Centocor, Inc.(1)                          225,000       9,351,563         4.84%
Genentech, Inc.(1)                          75,000       5,985,938         3.10%
Genzyme Corp.(1)                           175,000       7,875,000         4.08%
Lilly (Eli) & Co.                           80,000       7,575,000         3.92%
Merck & Co., Inc.                          100,000       8,175,000         4.23%
Monsanto Co.                               200,000       9,112,500         4.72%
Pharmacia & Upjohn, Inc.                   150,000       8,175,000         4.23%
Warner-Lambert Co.                         110,000       7,596,875         3.94%
----------------------------------------------------------------------------------
                                                     $  69,029,564        35.75%
----------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 3.22%
----------------------------------------------------------------------------------
Cambridge Antibody Technology, Ltd.(1)     521,040   $   2,002,669         1.04%
Cambridge Antibody Technology, Ltd.
Warrants(1)(2)(3)                           15,500           2,831         0.00%
Swiss Serum Institute                          328       4,215,720         2.18%
----------------------------------------------------------------------------------
                                                     $   6,221,220         3.22%
----------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 4.18%
----------------------------------------------------------------------------------
Rohto Pharmaceutical                       500,000   $   3,619,986         1.88%
Teikoku Hormone Manufacturing              550,000       4,449,636         2.30%
----------------------------------------------------------------------------------
                                                     $   8,069,622         4.18%
----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 20.54%
----------------------------------------------------------------------------------
Abgenix, Inc.(1)                            43,000   $     688,000         0.35%
Agouron Pharmaceuticals, Inc.(1)            35,000       1,997,188         1.03%
Alexion Pharmaceuticals, Inc.(1)           270,000   $   3,138,750         1.62%
                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
----------------------------------------------------------------------------------
Aviron(1)                                  125,000       2,679,688         1.39%
Bio-Technology General Corp.(1)            400,000       2,487,520         1.29%
Gilead Sciences, Inc.(1)                   153,500       6,331,875         3.28%
Incyte Pharmaceuticals, Inc.(1)            200,000       5,612,500         2.91%
Pharmacopeia, Inc.(1)                      270,000       2,565,000         1.33%
Premier Research Worldwide(1)              235,000       1,233,750         0.64%
SangStat Medical Corp.(1)                  225,000       5,034,375         2.61%
Triangle Pharmaceuticals, Inc.(1)          200,000       2,600,000         1.35%
Vertex Pharmaceuticals, Inc.(1)            225,000       5,287,500         2.74%
----------------------------------------------------------------------------------
                                                     $  39,656,146        20.54%
----------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $155,890,303)                    $ 181,884,736
----------------------------------------------------------------------------------
PREFERRED STOCKS -- 6.73%

                                                                     PERCENTAGE OF
SECURITY                                  SHARES     VALUE           NET ASSETS
----------------------------------------------------------------------------------
Specialty Capitalization - North America -- 6.73%
----------------------------------------------------------------------------------
Abgenix, Inc.(1)(2)                        276,923   $   4,430,768         2.29%
Arena Pharmaceuticals(1)(2)(3)             354,994       1,238,929         0.64%
Intrabiotics Pharm, Inc.(1)(2)(3)          333,334       1,000,002         0.52%
Net Genics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                       250,000         500,000         0.26%
Ontogeny, Inc.(1)(2)(3)                    600,000       1,830,000         0.95%
Orchid Biocomputer, Inc.(1)(2)(3)          180,180       1,999,998         1.03%
Tularik, Inc.(1)(2)(3)                     200,000       2,000,000         1.04%
----------------------------------------------------------------------------------
                                                     $  12,999,697         6.73%
----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,038,929)                     $  12,999,697
----------------------------------------------------------------------------------
Total Investments
   (identified cost $165,929,232)                    $ 194,884,433       100.93%
----------------------------------------------------------------------------------
Other Assets, Less Liabilities                       $  (1,803,662)       (0.93)%
----------------------------------------------------------------------------------
Net Assets                                           $ 193,080,771       100.00%
----------------------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Restricted security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
-------------------------------------------------------
Investments, at value (identified cost,
   $165,929,232)                          $ 194,884,433
Cash                                          1,726,197
Foreign currency, at value (identified
   cost, $1,684,056)                          1,678,088
Receivable for investments sold               1,248,951
Dividends receivable                             46,400
Deferred organization expenses                    7,033
-------------------------------------------------------
TOTAL ASSETS                              $ 199,591,102
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $   6,507,412
Payable to affiliate for Trustees' fees              56
Other accrued expenses                            2,863
-------------------------------------------------------
TOTAL LIABILITIES                         $   6,510,331
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 193,080,771
-------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 164,140,982
Net unrealized appreciation (computed on
   the basis of identified cost)             28,939,789
-------------------------------------------------------
TOTAL                                     $ 193,080,771
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $17,777)                               $    289,860
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    289,860
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    563,283
Administration fee                             228,725
Custodian fee                                   62,157
Legal and accounting services                    8,918
Amortization of organization expenses            1,191
Miscellaneous                                   12,662
------------------------------------------------------
TOTAL EXPENSES                            $    876,936
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     60,892
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     60,892
------------------------------------------------------

NET EXPENSES                              $    816,044
------------------------------------------------------

NET INVESTMENT LOSS                       $   (526,184)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 13,160,446
   Foreign currency transactions                (8,930)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,151,516
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 44,264,864
   Foreign currency                            (15,412)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 44,249,452
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 57,400,968
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 56,874,784
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment loss                       $      (526,184)    $     (887,400)
   Net realized gain                              13,151,516          9,778,649
   Net change in unrealized appreciation
      (depreciation)                              44,249,452        (37,330,872)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    56,874,784     $  (28,439,623)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    31,097,579     $   79,343,537
   Withdrawals                                   (39,553,757)       (58,958,737)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $    (8,456,178)    $   20,384,800
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $    48,418,606     $   (8,054,823)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   144,662,165     $  152,716,988
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   193,080,771     $  144,662,165
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA (EXPRESSED IN UNITED STATES DOLLARS)

     SIX MONTHS ENDED        YEAR ENDED AUGUST 31,
     FEBRUARY 28, 1999       ---------------------
     (UNAUDITED)               1998        1997
  ------------------------------------------------
  Ratios to average daily
  net assets
  ------------------------------------------------
  Expenses            0.96%(1)     1.06%     1.25%
  Expenses
     after
     custodian
     fee
     reduction            0.89%(1)     0.92%     1.18%
  Net
  investment
     loss           (0.57)%(1)    (0.49)%    (0.81)%
  Portfolio
   Turnover              28%       34%         14%
  ------------------------------------------------
  NET
  ASSETS,
     END
     OF
   PERIOD
   (000'S
   OMITTED)        $193,081  $144,662    $152,717
  ------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. ("OrbiMed") serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1999, the fee was equivalent to 0.61% (annualized) of the Portfolio's average daily net assets and amounted to $563,283.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999, the administration fee was 0.25% (annualized) of average net assets and amounted to $228,725.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $49,465,128 and $56,464,480, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/(depreciation) in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 165,929,232
-------------------------------------------------------
Gross unrealized appreciation             $  38,480,632
Gross unrealized depreciation                (9,525,431)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  28,955,201
-------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.
6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios and funds solely to facilitate the handling of unusual and/ or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.
7 Restricted Securities
-------------------------------------------
   At February 28, 1999, the Portfolio owned the following securities (representing 6.74% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
DESCRIPTION                               ACQUISITION  SHARES     COST           FAIR VALUE
---------------------------------------------------------------------------------------------
PREFERRED STOCKS
---------------------------------------------------------------------------------------------
Abgenix, Inc.                               12/18/97    276,923   $  1,800,000   $  4,430,768
Arena Pharmaceuticals                        1/28/99    354,994      1,238,929      1,238,929
Intrabiotics Pharm, Inc.                    11/24/98    333,339      1,000,002      1,000,002
Net Genics, Inc. Convertible, Series D,
 Preferred R                                 3/20/98    250,000        500,000        500,000
Ontogeny, Inc.                               3/13/97    600,000      1,500,000      1,830,000
Orchid Biocomputer, Inc.                    12/19/97    180,180      1,999,998      1,999,998
Tularik, Inc.                               10/14/96    200,000      2,000,000      2,000,000
---------------------------------------------------------------------------------------------
                                                                  $ 10,038,929   $ 13,001,697
---------------------------------------------------------------------------------------------
WARRANTS
---------------------------------------------------------------------------------------------
Cambridge Antibody Technology, Ltd.         08/28/96     15,500   $     31,000   $      2,831
---------------------------------------------------------------------------------------------
                                                                  $     31,000   $      2,831
---------------------------------------------------------------------------------------------

Worldwide Health Sciences Portfolio

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Former Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant